EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information included in the Class A, Class B and Class C and the Class I and Class R Prospectuses dated March 1, 2013, as amended March 26, 2013, for Calamos Convertible Fund, a series of Calamos Investment Trust, filed with the Securities and Exchange Commission on March 26, 2013 (Accession No. 0001193125-13-126001).